Other Long-Term Liabilities (Details) (USD $) In Millions, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Other Liabilities Disclosure [Abstract]
Single employer pension and postretirement obligations	$ 75.8	$ 109.2	$ 288.3
MEPPs withdrawal liability		53.1	74.3
Tax-related liabilities	16.3	24.6	22.0
Employee-related liabilities	62.1	54.5	53.5
Restructuring reserve	6.6	8.5	0
Other	49.5	54.0	57.6
Total	252.5	303.9	495.7
Multiemployer pension plans—withdrawal liability	$ 42.2	$ 53.1